December 21, 2012

VIA EDGAR AND FEDERAL EXPRESS

Securities and Exchange Commission

Attention: Michael R. Clampitt

Division of Corporation Finance

100 F Street, NE

Washington, D.C. 20549

Re:	TriLinc Global Impact Fund, LLC Registration Statement on Form S-1 Initially Confidentially Submitted on May 18, 2012 CIK No. 0001550453

Mr. Clampitt:

On behalf of TriLinc Global Impact Fund, LLC, a Delaware limited liability company (the “Company”), and pursuant to the applicable provisions of the Securities Act of 1933, and the rules and regulations promulgated thereunder (the “Securities Act”), please find attached for public filing with the Securities and Exchange Commission (the “Commission”), a complete copy of the above referenced Registration Statement (the “Registration Statement”) on Form S-1.

The Registration Statement includes revisions in response to the comment letter from the Staff of the Commission (the “Staff”) to Gloria Nelund of the Company, dated November 27, 2012 (the “Comment Letter”). This letter provides responses to the Comment Letter, with responses keyed to the numbered comments in the Comment Letter.

General

1.	We note your response to prior comment 4 in our letter dated July 10, 2012 and reissue the comment in part. If you believe that you do not fall within the definition of a blank check company, appropriate disclosure should be included in your prospectus to demonstrate your status as a non-blank check company, including the assurance of the company’s intention not to enter into a merger or acquisition in the next 12 months. Please revise as appropriate.

Response to Comment No. 1

In response to your comment, the Company has added the following disclosure on page 69 of the Registration Statement: “We are not a blank check company within the meaning of Rule 419 of Securities Act and have no specific intent to engage in a merger or acquisition in the next 12 months.”

Questions and Answers

What is the difference between the Class A, Class C ..., page 3

2.	Revise the first paragraph to clearly define “primary portion”.

Response to Comment No. 2

The Company notes that all prior references to the proceeds from the “primary portion” of the offering referred to the Company’s proceeds from the primary offering as opposed to the Company’s proceeds from the distribution reinvestment plan. In response to your comment, the Company has revised disclosure on page 4 of the Registration Statement. In addition, the Company has also made conforming changes to this disclosure throughout the prospectus.

Prospectus Summary, page 8

General

3.	Revise to add a subsection captioned “Valuations” and summarize the information provided by that section (page 58) and add a cross-reference to that section. In addition, add disclosure indicating that before any units are sold on a “net asset value” basis, the Prospectus will include how each asset is valued and whether they were valued by independent valuators.

Response to Comment No. 3

In response to your comment in the Comment Letter and our subsequent conversation with you on December 11, 2012, the Company has added requested disclosure in a new “Prospectus Summary – Valuations” section on page 17 of the Registration Statement.

Market Opportunity, page 8

4.	In light of your response to prior comment 18 in our letter dated July 10, 2012, please revise the first paragraph to clarify your view of SME’s by describing the following:

•	Whether there is or is not an asset range defining SME’s to be invested in;

•	Whether there is or is not a revenue size defining SME’s to be invested in;

•	Whether there is any requirement that SME’s to be invested in must have more than nominal revenues as defined by GAAP;

•	Whether SME’s to be invested in must be profitable enterprises;

•

Whether SME’s to be invested in may be related to any officers, directors, sponsors or any entity advising or receiving compensation from TriLinc and/or its affiliates and/or advisors and sub-advisors; and

•	Whether SME’s to be invested in must be in operation for any period of time prior to any investment by TriLinc.

Response to Comment No. 4

In response to the first and second bullets set forth above, the Company notes that it does not expect for there to be an asset range or a revenue size defining SME’s to be invested in.

In response to the third bullet and fourth bullets above, the Company does expect that, although there is no requirement, the SME’s have more than nominal revenues as defined by GAAP and, therefore, to be profitable enterprises. The Company also notes that it has already disclosed in the third sentence of the second paragraph in the “Prospectus Summary — Our Business Objective and Policies” section on page 12 of the Registration Statement that the Company expects that the majority of the Company’s “investments to be senior and other collateralized loans to SMEs with established, profitable businesses in developing economies.”

In response to the fifth bullet point, the Company notes that it has included comprehensive disclosure regarding any transactions with affiliates, including provision of loans to the affiliates, in the

“Conflicts of Interest” section of the prospectus. Specifically, with respect to any loans to the affiliates, the “Conflicts of Interest — Other Provisions Relating to Conflicts of Interest-Loans to/from affiliates” provides that the Company “will not make loans to an entity in which the Sponsor, Advisor or the managers or any of their affiliates have an interest unless an independent expert appraises the underlying collateral and there is a determination by a majority of our board of managers and majority of the conflicts committee) not otherwise interested in the transaction, that such transaction is fair and reasonable to us.”

In response to the sixth bullet point above, the Company notes that it already discloses in the “Business — Our Investment Process — Investment Origination and Participation” section on page 60 of the Registration Statement that the Company will not target new or start-up businesses, but rather those which have been operating for at least three years with proven profitability and stable revenues.

The Company does not believe it will be in the best interest of the investors to set forth rigid requirements with respect to its investment criteria with respect to SMEs and prefers to have flexibility within the described framework. However, to make it clear that the Company is not bound by these minimum requirements, we have added a risk factor as the last risk factor under “Risk Factors — Small and Medium-Sized Businesses.”

5.	Revise the second paragraph to include the date of the information.

Response to Comment No. 5

In response to your comment, the Company has revised the second paragraph in “Prospectus Summary — Market Opportunity” section on page 10 of the Registration Statement to include the date of the information presented.

Class A, Class C …, page 13

6.	Revise to provide separate sections for each Class and disclose the following, in addition to the information already provided:

•	Whether the Company will use its best efforts to list the Class C units immediately and continuously;

•	Whether the proceeds from the sale of each Class will be commingled for investment purposes;

•	Whether each investment will draw proportionately from each Class’ proceeds;

•	Whether earnings from each investment will proportionately accrue to each Class;

•	Whether the “other fees and expenses payable to the Advisor and its affiliates” will be proportionately allocated to each Class; and

•	Whether the “net asset per share” used will be calculated in the same manner for each Class.

Response to Comment No. 6

The Company has revised the “Prospectus Summary” section starting on page 15 of the Registration Statement to include separate sections for disclosure regarding Class A, Class C and Class I units. The Company clarifies that with respect to Class C units, any reference to listing of such units is solely to describe one of the three circumstances under which the Company will stop payment of the distribution fee related to Class C units. The Company’s liquidity strategy is first described in the

“Prospectus Summary — Liquidity Strategy” section starting on page 19 of the Registration Statement and, pursuant to the Company’s liquidity strategy, the Company has no present intent to list any of its units, including Class C units.

In response to your comment contained in the second bullet above, the Company has added disclosure on page 16 of the Registration Statement to clarify that the net proceeds from the sale of all units, including units of the three different classes, will be commingled for investment purposes. The Company notes that all investments will be drawn from the comingled offering proceeds and will not be allocated to a specific class of units. The Company has added disclosure on page 16 to clarify that all earnings from all of the investments will proportionally accrue to each unit regardless of the class. The Company has also added disclosure on page 16 to clarify that the net asset value per unit will be calculated in the same manner for each unit of any class and that the Company anticipates that the net asset value per unit of any class will be the same. The Company notes that aside from the differing dealer manager fees, selling commissions and distribution fee for Class C units, all other fees and expenses payable to the Advisor and its affiliates will be proportionally allocated to each unit regardless of the class of such unit.

Business

Valuations, page 58

7.	Please revise to provide more detailed disclosure regarding the valuation procedures you will use. As appropriate, please include an expanded discussion of the key assumptions, methodologies that will be used and a quantified illustration of sensitivity based upon changes in key assumptions.

Response to Comment No.7

Pursuant to the phone conversation between Yuta Delarck of Greenberg Traurig, LLP and David Lin of your office on December 12, 2012, in response to your comment, the Company has added the following disclosure as a new last paragraph of “Business — Valuations” section on page 63 of the Registration Statement: “To the extent in the future, in connection with our quarterly net asset valuations, we use any valuation approach not described above, we will include a description of such valuation approach in an applicable prospectus supplement or an amendment to the registration statement.”

8.	If true, please disclose that the board of managers may determine the fair value of investments based upon internal valuation assessments and not independent valuation assessments, and also disclose that such assessments may be materially different. Add related risk factor disclosure as appropriate.

Response to Comment No.8

In response to your comment, the Company has added the following disclosure to the sixth paragraph in the “Business — Valuations” section on page 63 of the Registration Statement: “As described above, the board of managers may determine the fair value of investments based upon internal valuation assessments and not independent valuation assessments, which may be materially different. In addition, the Company has revised the risk factor titled “We established the initial offering prices for our classes of units on an arbitrary basis…” on page 29 of the Registration Statement to add similar disclosure.

Plan of Distribution, page 110

9.	We note your response to prior comment 30 in our letter dated July 10, 2012. Please amend your filing to disclose the information that you have included in such response.

Response to Comment No.9

In response to your comment, the Company has revised the first sentence of the third paragraph in the “Plan of Distribution” section on page 119 of the Registration Statement as follows (additional language underlined): “Pending our satisfaction of the minimum offering requirement, all subscription payments will be placed in an interest bearing account, or as may otherwise be instructed by us and in accordance with applicable rules and regulations applicable to such accounts, held by the escrow agent, UMB Bank, N.A., in trust for our subscribers’ benefit, pending release to us.

Financial Statements, page F-1

General

10.	Please also include a Statement of Operations and Statement of Cash Flows for the interim period between the latest audited balance sheet and most recent interim balance sheet (i.e. May 18, 2012 through September 30, 2012). Refer to ASC 915-225-45-1, 915-230-45-1 and Rule 3-02 of Regulation S-X.

Response to Comment No.10

The Company has included a Statement of Operations, Statement of Changes in Member’s Equity and Statement of Cash Flow for the period from May 18, 2012 through September 30, 2012 on pages F-11 through F-14 of the Registration Statement.

Exhibits

Exhibit 5.1

11.	We note that the second numbered opinion is subject to, among other things, “obtaining any necessary government approvals or authorizations prior to the issue and sale of the Units...” Such qualification is inappropriate as it assumes a legal conclusion that is fundamental to the legal opinion. Please provide a revised legal opinion that does not contain this qualification.

Response to Comment No.11

In response to your comment, we have revised the second numbered opinion in Exhibit 5.1 to delete this qualification.

12.	We also note that the second numbered opinion is limited by the proviso “...except as provided in their subscription agreements or the limited liability company agreement of the Company....” Please tell us the provisions of the subscription agreements or limited liability agreement to which this proviso refers. We may have further comments based upon your response.

Response to Comment No.12

In response to your comment, we have revised the second numbered opinion in Exhibit 5.1 to delete this limitation. We note that Sections 10.2(e) and 13.1 of the Company’s Operating Agreement include potential payment obligations, which we noted in the body of the revised Exhibit 5.1.

Exhibit 8.1

13.	We note that the opinion assumes, among other things, that “the Company has a valid legal existence under the laws of the state in which it was formed and has operated in accordance with the laws of such state ....” Such qualification is inappropriate as it assumes a legal conclusion that is fundamental to the legal opinions. Please provide a revised legal opinion that does not contain this qualification.

Response to Comment No.13

In response to your comment and pursuant to our conversation with you on December 11, 2012, we revised the first sentence of the third paragraph contained in Exhibit 8.1 as follows (deleted language indicated by strikethrough):

“Furthermore, our opinion is based on (a) our understanding of the facts as represented to us in the Certificate and (b) the assumption that (i) the Company ~~has a valid legal existence under the laws of the state in which it was formed and~~ has operated in accordance with the laws of such state, (ii) the Company is operated, and will continue to be operated, in the manner described in the Certificate, (iii) the Company is operated, and will continue to be operated, in accordance with the Agreement, (iv) the Agreement will not be materially modified or amended, (v) the facts contained in the Registration Statement and the Prospectus are true and complete in all material respects, (vi) all representations of fact contained in the Certificate are true and complete in all material respects, and (vii) any representation of fact in the Certificate that is made “to the knowledge” or similarly qualified is correct without such qualification.”

14.	Please revise the opinion to clearly state that the statements referenced in the third numbered opinion are counsel’s opinion. Also revise your disclosure to clearly state that the discussion in the tax consequences section of the prospectus is counsel’s opinion.

Response to Comment No.14

As discussed during our conversation with you on December 11, 2012 and in response to your comment, we deleted the third numbered opinion from Exhibit 8.1. In addition, we have revised the second sentence in the introduction to the “Federal Income Tax Considerations” section on page 127 of the Registration Statement to read as follows: “The law firm of Greenberg Traurig LLP serves as our counsel on taxation matters and has provided an opinion on certain tax matters as indicated below.” We note that the second sentence of the first paragraph of the “Federal Income Tax Considerations — Classification as Partnership” section on page 128 of the Registration Statement describes the first tax matters opinion relating to the Company’s status as a partnership for federal income tax purposes. In addition, the Company has revised the second sentence in the sixth paragraph of that section on page 129 of Registration Statement to include a reference to our second tax matters opinion relating to the Company’s status as a publicly traded partnership within the meaning of Section 7704 of the Internal Revenue Code.

Should you have any further questions or need additional information, please do not hesitate to contact me at (212) 801-9330, or Yuta Delarck, Esq., at (212) 801-6928.

Sincerely,

/s/ Judith D. Fryer

Judith D. Fryer, Esq.

cc: Gloria S. Nelund, TriLinc Global Impact Fund, LLC